CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Partnership’s futures, forwards and options contracts by type that are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2013 are as follows:

	Long Positions			Long Positions Unrealized		Short Positions			Short Positions Unrealized		Net Unrealized Profit (Loss)
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	133	$15,035	$(97,886)	$(82,851)	-0.06%	(150)	$153,565	$(22,043)	$131,522	0.10%	$48,671	0.04%	January 14 - December 14
Currencies	214	97,977	(40,224)	57,753	0.04%	(95)	158,091	(4,433)	153,658	0.12%	211,411	0.16%	March 14
Energy	56	40,183	(26,367)	13,816	0.01%	(5)	—	(9,488)	(9,488)	-0.01%	4,328	0.00%	January 14 - April 14
Interest rates	1,284	47,047	(223,537)	(176,490)	-0.13%	(362)	45,288	(15,569)	29,719	0.02%	(146,771)	-0.11%	January 14 - September 16
Metals	346	800,800	(211,988)	588,812	0.45%	(331)	227,723	(737,914)	(510,191)	-0.39%	78,621	0.06%	January 14 - April 14
Stock indices	495	970,818	(1,787)	969,031	0.73%	(96)	200	(11,777)	(11,577)	-0.01%	957,454	0.72%	January 14 - March 14
Subtotal	2,528	1,971,860	(601,789)	1,370,071	1.04%	(1,039)	584,867	(801,224)	(216,357)	-0.17%	1,153,714	0.87%

Forwards
Currencies		156,904	(116,121)	40,783	0.03%		179,807	(303,256)	(123,449)	-0.09%	(82,666)	-0.06%	January 14 - May 14

Options
Currencies	—	172,223	—	172,223	0.13%	—	—	(122,974)	(122,974)	-0.09%	49,249	0.04%	January 14
Energy	15	11,100	—	11,100	0.01%	(75)	—	(37,650)	(37,650)	-0.03%	(26,550)	-0.02%	January 14
Interest rates	465	406,734	—	406,734	0.31%	(1,935)	—	(733,359)	(733,359)	-0.56%	(326,625)	-0.25%	January 14
Stock indices	—	—	—	—	0.00%	(333)	—	(262,470)	(262,470)	-0.20%	(262,470)	-0.20%	January 14 - March 14
Subtotal	480	590,057	—	590,057	0.45%	(2,343)	—	(1,156,453)	(1,156,453)	-0.88%	(566,396)	-0.43%

Total	3,008	$2,718,821	$(717,910)	$2,000,911	1.52%	(3,382)	$764,674	$(2,260,933)	$(1,496,259)	-1.14%	$504,652	0.38%

 The fair value of the Partnership’s futures, forwards and options contracts by type that are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2012 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	227	$30,992	$(210,917)	$(179,925)	-0.07%	(191)	$137,576	$(47,215)	$90,361	0.04%	$(89,564)	-0.03%	January 13 - December 13
Currencies	671	166,846	(485,889)	(319,043)	-0.12%	(146)	552,029	(8,725)	543,304	0.21%	224,261	0.09%	January 13 - March 13
Energy	513	364,585	(120,408)	244,177	0.09%	(413)	209,763	(292,975)	(83,212)	-0.03%	160,965	0.06%	January 13 - December 13
Interest rates	3,850	553,893	(218,013)	335,880	0.13%	(209)	8,275	(74,463)	(66,188)	-0.03%	269,692	0.10%	January 13 - March 16
Metals	1,042	2,081,342	(671,087)	1,410,255	0.54%	(949)	321,773	(2,229,051)	(1,907,278)	-0.73%	(497,023)	-0.19%	January 13 - March 14
Stock indices	1,219	655,637	(328,838)	326,799	0.12%	(90)	21,870	(195)	21,675	0.01%	348,474	0.13%	January 13 - December 13
Subtotal	7,522	3,853,295	(2,035,152)	1,818,143	0.69%	(1,998)	1,251,286	(2,652,624)	(1,401,338)	-0.53%	416,805	0.16%

Forwards
Currencies		355,855	(287,104)	68,751	0.03%		604,032	(2,745,213)	(2,141,181)	-0.82%	(2,072,430)	-0.79%	January 13 - September 13

Options
Currencies	—	2,200	—	2,200	0.00%	—	—	(203,826)	(203,826)	-0.08%	(201,626)	-0.08%	January 13
Energy	33	4,840	—	4,840	0.00%	(33)	—	(32,670)	(32,670)	-0.01%	(27,830)	-0.01%	January 13 - February 13
Interest rates	110	47,438	—	47,438	0.02%	(407)	—	(108,625)	(108,625)	-0.04%	(61,187)	-0.02%	January 13 - February 13
Metals	79	254,000	—	254,000	0.10%	—	—	—	—	0.00%	254,000	0.10%	January 13 - November 13
Stock indices	44	75,350	—	75,350	0.03%	(88)	—	(68,200)	(68,200)	-0.03%	7,150	0.00%	January 13
Subtotal	266	383,828	—	383,828	0.15%	(528)	—	(413,321)	(413,321)	-0.16%	(29,493)	-0.01%

Total	7,788	$4,592,978	$(2,322,256)	$2,270,722	0.87%	(2,526)	$1,855,318	$(5,811,158)	$(3,955,840)	-1.51%	$(1,685,118)	-0.64%

Schedule of Partnership's investment in each Non-Consolidated LLC and relevant financial information

2013

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share		Redemptions Permitted
Alamo Global Horizons, LLC	$8,199,499	$9,469,624	77.02%	2%	20%		Monthly
Breakout Global Horizons, LLC	9,010,495	9,579,951	70.62%	1%	15%		Monthly
Cambridge Global Horizons, LLC	7,773,556	11,256,744	60.99%	1.35%	10%		Monthly
Quaker Global Horizons, LLC	14,195,907	13,349,897	64.37%	1%	20	%(1)	Monthly
Quantum Global Horizons, LLC	10,085,057	11,757,274	45.15%	0%	30%		Monthly

Total	$49,264,514	$55,413,490

(1) If net contribution amount is more than $50 million, the percentage shall equal 17.5%

2012

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$17,559,155	$20,116,405	76.18%	2%	20%	Monthly
Breakout Global Horizons, LLC	18,966,146	23,560,266	48.24%	1%	15%	Monthly
Cambridge Global Horizons, LLC	24,462,897	21,260,160	59.84%	2%	20%	Monthly
Nets Global Horizons, LLC	17,110,071	22,837,847	57.54%	2%	17%	Monthly
Quantum Global Horizons, LLC	21,164,490	20,640,437	47.64%	0%	30%	Monthly

Total	$99,262,759	$108,415,115

Schedule of statement of financial condition

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2013

	Alamo	Breakout	Cambridge	Quaker	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$8,183,611	$10,497,462	$8,337,799	$11,978,889	$19,551,925
Equity in commodity futures trading accounts: Cash (1)	2,966,409	3,178,709	5,069,438	10,681,449	4,535,527
Net unrealized profit on open contracts	99,554	539,757	238,479	840,087	381,076
Accrued interest and other assets	520	—	—	—	272

TOTAL ASSETS	$11,250,094	$14,215,928	$13,645,716	$23,500,425	$24,468,800

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Due to Partnership	$559,480	$614,421	$527,516	$1,242,900	$687,414
Redemptions payable	—	573,985	308,875	—	853,745
Subscription received in advance	—	200,000	—	—	450,000
Profit Shares payable	—	—	—	173,061	68,481
Trading Advisors’ management fees payable	4,083	3,605	5,937	6,698	—
Administrator fees payable	10,806	26,605	22,632	3,288	31,646
Professional fees payable	33,261	36,433	32,016	20,001	38,933
Other fees payable	(2,864)	2,365	2,935	382	1,767

Total liabilities	604,766	1,457,414	899,911	1,446,330	2,131,986

TOTAL MEMBERS’ CAPITAL	10,645,328	12,758,514	12,745,805	22,054,095	22,336,814

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$11,250,094	$14,215,928	$13,645,716	$23,500,425	$24,468,800

(1) Includes restricted cash of $1,318,821, $2,529,118, $669,616, $5,369,821 and $1,123,068, respectively.

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$20,377,477	$21,595,885	$4,757,862	$26,712,321	$24,812,881
Equity in commodity futures trading accounts: Cash (1)	3,478,994	18,089,465	38,461,055	5,138,261	21,435,349
Net unrealized profit on open contracts	262,603	1,042,090	—	—	—
Accrued interest and other assets	2,712	3,325	2,720	1,319	4,094

TOTAL ASSETS	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Net unrealized loss on open contracts	$—	$—	$175,044	$91,517	$521,711
Due to Partnership	1,026,163	1,108,537	1,680,015	997,556	1,237,006
Redemptions payable	—	230,000	—	950,000	—
Profit Shares payable	—	—	407,841	—	—
Trading Advisors’ management fees payable	9,166	17,164	28,093	22,700	—
Administrator fees payable	8,224	19,706	15,569	17,468	22,826
Professional fees payable	27,361	30,833	26,116	31,250	33,333
Other fees payable	1,368	9,307	6,247	5,667	8,148

Total liabilities	1,072,282	1,415,547	2,338,925	2,116,158	1,823,024

TOTAL MEMBERS’ CAPITAL	23,049,504	39,315,218	40,882,712	29,735,743	44,429,300

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

(1) Includes restricted cash of $1,359,877, $7,597,881, $14,557,619, $2,095,713 and $7,392,494, respectively.

Schedule of statements of operations

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

	Alamo	Breakout	Cambridge	Quaker	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC
TRADING PROFITS (LOSSES):

Realized	$(178,588)	$1,028,777	$(4,507,557)	$1,908,485	$(3,054,963)
Change in unrealized	(178,881)	(489,618)	180,645	839,434	922,140
Brokerage commissions and clearing costs	(43,377)	(67,359)	(192,350)	(117,010)	(129,629)

Total trading profits (losses)	(400,846)	471,800	(4,519,262)	2,630,909	(2,262,452)

INVESTMENT INCOME:
Interest	9,324	11,148	—	—	14,689

EXPENSES:
Trading Advisors’ management fees	314,380	259,378	428,609	154,892	—
Profit Shares	—	—	479	471,623	68,481
Administrator fees	46,078	50,483	55,783	32,980	51,158
Professional fees	70,968	74,841	79,833	48,591	74,621
Other fees	578,782	636,905	792,930	483,195	634,624
Total expenses	1,010,208	1,021,607	1,357,634	1,191,281	828,884

NET INVESTMENT LOSS	(1,000,884)	(1,010,459)	(1,357,634)	(1,191,281)	(814,195)

NET INCOME / (LOSS)	$(1,401,730)	$(538,659)	$(5,876,896)	$1,439,628	$(3,076,647)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC
TRADING PROFITS (LOSSES):

Realized	$(695,043)	$(6,295,144)	$9,438,281	$(6,661,564)	$5,853,021
Change in unrealized	(239,088)	687,004	380,791	128,008	309,294
Brokerage commissions and clearing costs	(155,012)	(151,374)	(624,299)	(73,267)	(269,264)

Total trading profits (losses)	(1,089,143)	(5,759,514)	9,194,773	(6,606,823)	5,893,051

INVESTMENT INCOME:
Interest	43,077	52,475	—	47,328	53,066

EXPENSES:
Trading Advisors’ management fees	614,518	488,959	953,699	851,236	—
Profit Shares	—	—	1,173,623	—	2,756,131
Administrator fees	88,694	95,739	113,056	94,334	91,946
Professional fees	152,733	160,459	185,622	158,204	155,086
Other fees	1,058,674	1,132,442	1,435,287	1,110,434	1,115,510
Total expenses	1,914,619	1,877,599	3,861,287	2,214,208	4,118,673

NET INVESTMENT LOSS	(1,871,542)	(1,825,124)	(3,861,287)	(2,166,880)	(4,065,607)

NET INCOME / (LOSS)	$(2,960,685)	$(7,584,638)	$5,333,486	$(8,773,703)	$1,827,444

Schedule of trading profits (losses) of the Partnership's derivatives by instrument type, as well as the location of those gains and losses on the Consolidated Statements of Operations

2013

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$302,931	$138,234	$441,165
Currencies	(2,658,672)	(83,717)	(2,742,389)
Energy	(2,636,353)	(156,637)	(2,792,990)
Interest rates	(7,711,437)	(416,464)	(8,127,901)
Metals	(88,677)	575,645	486,968
Stock indices	2,719,677	608,980	3,328,657
Subtotal	(10,072,531)	666,041	(9,406,490)

Forwards
Currencies	(5,939,318)	1,989,762	(3,949,556)

Options
Agriculture	(432,986)	—	(432,986)
Currencies	2,673,941	240,288	2,914,229
Energy	1,022,878	(11,183)	1,011,695
Interest rates	6,011,454	(55,100)	5,956,354
Metals	(436,295)	56,144	(380,151)
Stock indices	1,735,886	(24,623)	1,711,263
Subtotal	10,574,878	205,526	10,780,404

Total	$(5,436,971)	$2,861,329	$(2,575,642)

2012

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(2,820,296)	$(199,915)	$(3,020,211)
Currencies	(3,263,268)	(232,086)	(3,495,354)
Energy	465,650	(37,269)	428,381
Interest rates	2,717,223	(1,279,367)	1,437,856
Metals	(2,136,315)	(325,359)	(2,461,674)
Stock indices	(403,550)	313,805	(89,745)
Subtotal	(5,440,556)	(1,760,191)	(7,200,747)

Forwards
Currencies	(5,225,167)	(2,190,759)	(7,415,926)

Options
Agriculture	(25,197)	—	(25,197)
Currencies	1,030,112	(185,404)	844,708
Energy	1,006,201	21,872	1,028,073
Interest rates	4,555,729	(45,727)	4,510,002
Metals	62,913	(56,144)	6,769
Stock indices	1,354,178	(16,165)	1,338,013
Subtotal	7,983,936	(281,568)	7,702,368

Total	$(2,681,787)	$(4,232,518)	$(6,914,305)

2011

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(5,774,791)	$(1,538,257)	$(7,313,048)
Currencies	(992,911)	(1,267,577)	(2,260,488)
Energy	(4,011,563)	(536,058)	(4,547,621)
Interest rates	20,886,245	553,178	21,439,423
Metals	3,345,246	(1,501,750)	1,843,496
Stock indices	(7,339,014)	(446,410)	(7,785,424)
Subtotal	6,113,212	(4,736,874)	1,376,338

Forwards
Currencies	564,076	(2,901,353)	(2,337,277)

Options
Currencies	3,351,068	8,090	3,359,158
Energy	586,225	—	586,225
Interest rates	3,962,742	58,130	4,020,872
Metals	108,137	—	108,137
Stock indices	1,133,607	21,863	1,155,470
Subtotal	9,141,779	88,083	9,229,862

Total	$15,819,067	$(7,550,144)	$8,268,923

Alamo Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2013 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	134	$20,100	$(90,318)	$(70,218)	-0.66%	(443)	$267,788	$(65,870)	$201,918	1.90%	$131,700	1.24%	February 14 - March 14
Currencies	113	108,074	(16,612)	91,462	0.86%	(88)	75,461	(5,051)	70,410	0.66%	161,872	1.52%	March 14
Interest rates	69	—	(34,882)	(34,882)	-0.32%	(41)	—	(45,469)	(45,469)	-0.43%	(80,351)	-0.75%	March 14 - June 14
Metals	12	4,108	(30,693)	(26,585)	-0.25%	(61)	—	(87,082)	(87,082)	-0.82%	(113,667)	-1.07%	January 14 - April 14

Total	328	$132,282	$(172,505)	$(40,223)	-0.37%	(633)	$343,249	$(203,472)	$139,777	1.31%	$99,554	0.94%

 The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	53	$41,903	$—	$41,903	0.18%	(247)	$192,660	$(95,359)	$97,301	0.42%	$139,204	0.60%	March 13
Currencies	215	76,513	(174,782)	(98,269)	-0.43%	(56)	259,056	—	259,056	1.13%	160,787	0.70%	March 13
Energy	9	13,066	(12,524)	542	0.00%	—	—	—	—	0.00%	542	0.00%	February 13
Interest rates	275	1,880	(39,810)	(37,930)	-0.16%	—	—	—	—	0.00%	(37,930)	-0.16%	March 13 - June 13

Total	552	$133,362	$(227,116)	$(93,754)	-0.41%	(303)	$451,716	$(95,359)	$356,357	1.55%	$262,603	1.14%

Breakout Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2013 are as follows:

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	80	$76,560	$(8,688)	$67,872	0.53%	(80)	$108,725	$—	$108,725	0.85%	$176,597	1.38%	February 14 - March 14
Currencies	139	132,914	(21,575)	111,339	0.87%	(151)	96,275	(27,890)	68,385	0.54%	179,724	1.41%	March 14
Energy	32	59,320	(7,526)	51,794	0.41%	(9)	—	(8,130)	(8,130)	-0.07%	43,664	0.34%	January 14 - March 14
Interest rates	55	1,443	(67,135)	(65,692)	-0.51%	(173)	17,274	(58,186)	(40,912)	-0.33%	(106,604)	-0.84%	March 14 - June 14
Metals	103	46,081	(133,491)	(87,410)	-0.69%	(118)	85,961	(107,526)	(21,565)	-0.16%	(108,975)	-0.85%	January 14 - March 14
Stock indices	196	355,451	(100)	355,351	2.79%	—	—	—	—	0.00%	355,351	2.79%	January 14 - March 14

Total	605	$671,769	$(238,515)	$433,254	3.40%	(531)	$308,235	$(201,732)	$106,503	0.83%	$539,757	4.23%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(264)	$337,925	$—	$337,925	0.86%	$337,925	0.86%	March 13
Currencies	968	729,065	(307,440)	421,625	1.07%	(183)	365,402	—	365,402	0.93%	787,027	2.00%	March 13
Energy	15	—	(9,341)	(9,341)	-0.02%	(80)	53,800	(225,120)	(171,320)	-0.44%	(180,661)	-0.46%	January 13 - March 13
Interest rates	553	206,994	(238,994)	(32,000)	-0.08%	—	—	—	—	0.00%	(32,000)	-0.08%	March 13 - June 13
Metals	158	—	(266,278)	(266,278)	-0.68%	(103)	—	(335,677)	(335,677)	-0.85%	(601,955)	-1.53%	February 13 - March 13
Stock indices	444	756,597	(24,843)	731,754	1.86%	—	—	—	—	0.00%	731,754	1.86%	January 13 - March 13

Total	2,138	$1,692,656	$(846,896)	$845,760	2.15%	(630)	$757,127	$(560,797)	$196,330	0.50%	$1,042,090	2.65%

Cambridge Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2013 are as follows:

Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	5	$—	$(5,123)	$(5,123)	-0.04%	(29)	$18,939	$(5,044)	$13,895	0.11%	$8,772	0.07%	January 14 - March 14
Currencies	10	4,738	(1,310)	3,428	0.03%	(14)	16,174	(148)	16,026	0.13%	19,454	0.16%	March 14
Energy	10	4,432	(4,530)	(98)	0.00%	—	—	—	—	0.00%	(98)	0.00%	January 14 - February 14
Interest rates	123	634	(43,996)	(43,362)	-0.34%	(36)	18,532	(54)	18,478	0.14%	(24,884)	-0.20%	January 14 - June 17
Metals	122	176,112	(63,429)	112,683	0.88%	(130)	80,170	(240,552)	(160,382)	-1.26%	(47,699)	-0.38%	January 14 - April 14
Stock indices	66	187,099	—	187,099	1.47%	(1)	550	—	550	0.00%	187,649	1.47%	January 14 - March 14
Subtotal	336	373,015	(118,388)	254,627	2.00%	(210)	134,365	(245,798)	(111,433)	-0.88%	143,194	1.12%

Forwards
Currencies		244,177	(132,514)	111,663	0.87%		168,866	(185,244)	(16,378)	-0.12%	95,285	0.75%	March 14

Total	336	$617,192	$(250,902)	$366,290	2.87%	(210)	$303,231	$(431,042)	$(127,811)	-1.00%	$238,479	1.87%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	95	$1,398	$(159,683)	$(158,285)	-0.38%	(211)	$159,461	$(49,206)	$110,255	0.27%	$(48,030)	-0.11%	February 13 - May 13
Currencies	251	21,950	(195,816)	(173,866)	-0.43%	(60)	115,239	(12,222)	103,017	0.25%	(70,849)	-0.18%	March 13
Energy	333	988,215	(17,519)	970,696	2.37%	(275)	23,595	(668,170)	(644,575)	-1.58%	326,121	0.79%	January 13 - March 13
Interest rates	4,585	272,084	(392,660)	(120,576)	-0.29%	(309)	13,922	(8,114)	5,808	0.01%	(114,768)	-0.28%	January 13 - December 14
Metals	179	130,109	(110,636)	19,473	0.05%	(238)	120,327	(521,274)	(400,947)	-0.98%	(381,474)	-0.93%	January 13 - April 13
Stock indices	926	253,558	(396,736)	(143,178)	-0.35%	(16)	2,200	(11,350)	(9,150)	-0.02%	(152,328)	-0.37%	January 13 - March 13
Subtotal	6,369	1,667,314	(1,273,050)	394,264	0.97%	(1,109)	434,744	(1,270,336)	(835,592)	-2.05%	(441,328)	-1.08%

Forwards
Currencies		1,626,302	(815,193)	811,109	1.98%		1,137,882	(1,682,707)	(544,825)	-1.33%	266,284	0.65%	March 13

Total	6,369	$3,293,616	$(2,088,243)	$1,205,373	2.95%	(1,109)	$1,572,626	$(2,953,043)	$(1,380,417)	-3.38%	$(175,044)	-0.43%

Quaker Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2013 are as follows:

Quaker Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	117	$87,920	$(66,517)	$21,403	0.10%	(225)	$320,545	$(15,173)	$305,372	1.38%	$326,775	1.48%	February 14 - March 14
Energy	76	59,337	(41,925)	17,412	0.08%	(10)	7,370	(9,496)	(2,126)	-0.01%	15,286	0.07%	January 14 - February 14
Interest rates	846	1,726	(911,303)	(909,577)	-4.12%	(674)	473,078	(122,305)	350,773	1.59%	(558,804)	-2.53%	January 14 - December 14
Metals	—	—	—	—	0.00%	(31)	49,220	(7,760)	41,460	0.19%	41,460	0.19%	February 14 - April 14
Stock indices	240	696,785	—	696,785	3.16%	(76)	—	(175,963)	(175,963)	-0.80%	520,822	2.36%	January 14 - March 14
Subtotal	1,279	845,768	(1,019,745)	(173,977)	-0.78%	(1,016)	850,213	(330,697)	519,516	2.35%	345,539	1.57%

Forwards
Currencies		281,937	(154,705)	127,232	0.57%		560,587	(193,271)	367,316	1.67%	494,548	2.24%	January 14 - March 14

Total	1,279	$1,127,705	$(1,174,450)	$(46,745)	-0.21%	(1,016)	$1,410,800	$(523,968)	$886,832	4.02%	$840,087	3.81%

Nets Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Nets Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	50	$—	$(128,932)	$(128,932)	-0.43%	(176)	$141,311	$(25,300)	$116,011	0.39%	$(12,921)	-0.04%	February 13 - March 13
Currencies	102	21,032	(71,651)	(50,619)	-0.17%	(20)	120,000	—	120,000	0.40%	69,381	0.23%	March 13
Energy	10	4,989	(6,964)	(1,975)	-0.01%	(34)	33,953	(31,918)	2,035	0.01%	60	0.00%	January 13 - February 13
Interest rates	72	16,661	(9,829)	6,832	0.02%	(18)	12,104	(3,084)	9,020	0.03%	15,852	0.05%	March 13 - June 13
Metals	31	48,405	(35,391)	13,014	0.05%	(52)	26,378	(79,691)	(53,313)	-0.18%	(40,299)	-0.13%	January 13 - March 13
Stock indices	10	3,246	(6,325)	(3,079)	-0.01%	(127)	67,767	(188,278)	(120,511)	-0.41%	(123,590)	-0.42%	January 13 - March 13

Total	275	$94,333	$(259,092)	$(164,759)	-0.55%	(427)	$401,513	$(328,271)	$73,242	0.24%	$(91,517)	-0.31%

Quantum Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

 The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2013 are as follows:

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(22)	$7,337	$—	$7,337	0.03%	$7,337	0.03%	March 14
Currencies	17	23,935	—	23,935	0.11%	(17)	29,046	(9)	29,037	0.13%	52,972	0.24%	March 14
Energy	28	350	(37,338)	(36,988)	-0.17%	(11)	2,202	(3,111)	(909)	0.00%	(37,897)	-0.17%	January 14 - February 14
Interest rates	—	—	—	—	0.00%	(241)	144,533	(426)	144,107	0.65%	144,107	0.65%	March 14
Metals	3	5,408	—	5,408	0.02%	(6)	7,895	(1,700)	6,195	0.03%	11,603	0.05%	February 14 - March 14
Stock indices	143	202,096	(292)	201,804	0.90%	(8)	2,100	(950)	1,150	0.01%	202,954	0.91%	January 14 - March 14

Total	191	$231,789	$(37,630)	$194,159	0.86%	(305)	$193,113	$(6,196)	$186,917	0.85%	$381,076	1.71%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type that are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	35	$2,559	$(11,257)	$(8,698)	-0.02%	(17)	$5,557	$(1,671)	$3,886	0.01%	$(4,812)	-0.01%	February 13 - March 13
Currencies	247	17,613	(141,677)	(124,064)	-0.28%	(94)	10,408	(14,539)	(4,131)	-0.01%	(128,195)	-0.29%	March 13
Energy	13	8,471	—	8,471	0.02%	(18)	22,753	(835)	21,918	0.05%	30,389	0.07%	January 13 - February 13
Interest rates	436	675,970	(2,705)	673,265	1.52%	(970)	73,045	(357,958)	(284,913)	-0.64%	388,352	0.88%	March 13
Metals	23	36,135	—	36,135	0.08%	(23)	303	(1,184)	(881)	0.00%	35,254	0.08%	February 13 - April 13
Stock indices	75	4,031	(64,252)	(60,221)	-0.14%	(1,296)	106,146	(888,624)	(782,478)	-1.76%	(842,699)	-1.90%	January 13 - March 13

Total	829	$744,779	$(219,891)	$524,888	1.18%	(2,418)	$218,212	$(1,264,811)	$(1,046,599)	-2.35%	$(521,711)	-1.17%